Average Annual Total Returns - Real Estate Securities Trust	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series I Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Series II Inception Date	NAV 1 Year	NAV 5 Years	NAV 10 Years	NAV Inception Date	Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expensese, or taxes) 1 Year		Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expensese, or taxes) 5 Years		Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expensese, or taxes) 10 Years		MSCI U.S. REIT Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI U.S. REIT Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI U.S. REIT Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	29.40%	7.82%	12.26%	Apr. 30, 1987	29.08%	7.60%	12.03%	Jan. 28, 2002	29.47%	7.88%	12.32%	Feb. 28, 2005	23.10%	[1]	6.40%	[1]	11.57%	[1]	25.84%	7.03%	11.93%

[1]	Prior to November 16, 2020, the fund’s primary benchmark was the MSCI U.S. REIT Index. Effective November 16, 2020, the fund’s primary benchmark index is the Dow Jones U.S. Select REIT Index. The Dow Jones U.S. Select REIT Index is better aligned with the fund’s investment strategy.